Supplement Dated February 18, 2015
To The Prospectus Dated April 28, 2014

JNL® Investors Series Trust

Please note that the changes apply to your variable annuity and/or variable life product(s).

Effective February 18, 2015, for the JNL/PPM America Total Return Fund, please remove all references to Matt Willey.

Effective February 18, 2015, in the section entitled, "Summary Overview of Each Fund" for the JNL/PPM America Total Return Fund under "Portfolio Managers," please delete the table in its entirety and replace it with the following:

Portfolio Managers:
Name:	Joined Fund Management Team In:	Title:
Michael T. Kennedy	2009	Senior Managing Director and Portfolio Manager
Anthony Balestrieri	2015	Senior Managing Director and Portfolio Manager

Effective February 18, 2015, in the section entitled "Additional Information About the Funds" for the JNL/PPM America Total Return Fund, under "Portfolio Management of the Master Fund," please delete the fourth paragraph and replace with the following:

Anthony Balestrieri, Senior Managing Director and Portfolio Manager and Head of Total Return Fixed Income.  Mr. Balestrieri is responsible for managing or supervising over $25.5 billion in public investment grade, high yield, securitized and other fixed income investments, as of December 31, 2014. Mr. Balestrieri has over 26 years of investment industry experience. From May 1998 until to joining PPM in June 2003, Mr. Balestrieri was Director of Fixed Income at Merrill Lynch Investment Managers, where he was responsible for the oversight of $16 billion in institutional fixed income assets. Prior to May 1998, Mr. Balestrieri was a Senior Vice President at Mitchell Hutchins Asset Management responsible for the Short-Term Strategies Group. Mr. Balestrieri earned a B.A. in Economics and Business/Government and Law from Lafayette College.

This Supplement is dated February 18, 2015.

Supplement Dated February 18, 2015
To The Statement of Additional Information
Dated April 28, 2014

JNL® Investors Series Trust

Please note that the changes impact your variable annuity and/or variable life product(s).

Effective February 18, 2015, for the JNL/PPM America Total Return Fund, please remove all references to Matt Willey.

Effective February 18, 2015, on page 41, in the section entitled "Investment Adviser, Sub-Advisers and Other Service Providers," sub-section "Investment Adviser/Sub-Advisers and Portfolio Managers" after the heading "Other Accounts Managed by the Portfolio Managers and Potential Conflicts of Interest," please delete the tables for the JNL/PPM America Total Return Fund and the JNL/PPM America Low Duration Bond Fund in their entirety and replace with the following tables, which includes information as of December 31, 2014:

JNL/PPM America Total Return Fund
Michael T. Kennedy	Number Of Accounts	Total Assets
registered investment companies*:	2	$ 463,274,168.13
other pooled investment vehicles*:	1	$141,943,555.97
other accounts*:	1	$85,895.01

Anthony Balestrieri	Number Of Accounts	Total Assets
registered investment companies*:	5	$ 5,448,589,419.80
other pooled investment vehicles*:	1	$ 141,943,555.97
other accounts*:	7	$ 18,848,588,508.78
* Shared responsibility in the management of the indicated accounts.

JNL/PPM America Low Duration Bond Fund
David Frizzie	Number Of Accounts	Total Assets
registered investment companies:	0	$0
other pooled investment vehicles:	0	$0
other accounts:	0	$0

Anthony Balestrieri	Number Of Accounts	Total Assets
registered investment companies*:	5	$5,920,815,113.99
other pooled investment vehicles*:	1	$141,943,555.97
other accounts*:	7	$18,848,588,508.78
* Shared responsibility in the management of the indicated accounts.

Accounts where advisory fee is based on account performance

JNL/PPM America Total Return Fund
Michael T. Kennedy	Number Of Accounts	Total Assets
registered investment companies:	0	$0
other pooled investment vehicles:	0	$0
other accounts*:	1	$ 85,895.01

Anthony Balestrieri	Number Of Accounts	Total Assets
registered investment companies:	0	$0
other pooled investment vehicles:	0	$0
other accounts*:	4	$ 12,082,941,578.97
* Shared responsibility in the management of the indicated accounts.

JNL/PPM America Low Duration Bond Fund
David Frizzie	Number Of Accounts	Total Assets
registered investment companies:	0	$0
other pooled investment vehicles:	0	$0
other accounts:	0	$0

Anthony Balestrieri	Number Of Accounts	Total Assets
registered investment companies:	0	$0
other pooled investment vehicles:	0	$0
other accounts*:	4	$12,082,941,578.97
* Shared responsibility in the management of the indicated accounts.

Effective February 18, 2015, on page 42, in the section entitled "Investment Adviser, Sub-Advisers and Other Service Providers," sub-section "Investment Adviser and Portfolio Managers," after the heading "Security Ownership of the Portfolio Managers of the JNL/PPM America Total Return Fund," please delete the table in its entirety and replace it with the following table:

Security Ownership of Portfolio Managers	Michael T. Kennedy	Anthony Balestrieri
None	X	X
$1-$10,000
$10,001-$50,000
$50,001-$100,000
$100,001-$500,000
$500,001-$1,000,000
Over $1,000,000

This Supplement is dated February 18, 2015.